STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-in Capital	Deficit Accumulated During Development Stage	Total
Balance, Value at Jul. 27, 2010	$ 0	$ 0	$ 0	$ 0
Balance, Shares at Jul. 27, 2010	0
Issuance of common stock for cash, Value	32,200			32,200
Issuance of common stock for cash, Shares	32,200,000
Issuance of common stock for acquisition of Squareroot, Inc., Value	1,200			1,200
Issuance of common stock for acquisition of Squareroot, Inc., Shares	1,200,000
Issuance of common stock for services, Value	50	4,950		5,000
Issuance of common stock for services, Shares	50,000
Net loss			(60,468)	(60,468)
Balance, Value at Mar. 31, 2011	33,450	4,950	(60,468)	(22,068)
Balance, Shares at Mar. 31, 2011	33,450,000
Issuance of common stock for cash, Value	176	40,344		40,520
Issuance of common stock for cash, Shares	176,800
Net loss			(84,899)	(84,899)
Balance, Value at Sep. 30, 2011	$ 33,627	$ 45,493	$ (145,367)	$ (66,247)
Balance, Shares at Sep. 30, 2011	33,626,800